Accrued expenses and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Other Liabilities Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities are comprised of the following as of September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Accrued salaries and other compensation liabilities	$6,414	$36
Accrued professional services	3,319	1,962
Other accrued expenses and current liabilities	3,031	193
Total	$12,764	$2,191